Label	Element	Value
BNY Mellon Global Dynamic Bond Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	BNY Mellon Global Dynamic Bond Income Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

Effective September 1, 2024, the following information supplements and supersedes any contrary information in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" and "Management" in the fund's prospectus:

The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..65%. On or after March 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time. Because "acquired fund fees and expenses" are incurred indirectly by the fund, as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitation.

Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2025